Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 2.9	$ 1.0	$ 30.2	$ 12.0
Accounts receivable, net of allowance for doubtful accounts of $4.2 and $5.0, respectively	178.3	188.0		193.1
Prepaid expenses and other current assets	26.3	34.2		35.2
Deferred income taxes	18.6	14.6		7.2
Total current assets	226.1	237.8		250.6
Restricted cash	0.0	0.2		2.4
Other assets, net	76.9	101.3		121.2
Property and equipment, net	1,632.3	1,663.9		1,667.4
Goodwill	1,169.2	1,166.9		1,166.4	$ 1,138.1
Other intangible assets, net	359.1	379.9		418.8
Total assets	3,463.6	3,550.0		3,626.8	3,785.3
Current liabilities
Accounts payable	85.4	94.7		83.5
Accrued expenses	144.7	130.7		117.8
Deferred revenue	57.9	60.0		60.3
Current maturities of landfill retirement obligations	31.9	29.2		28.7
Current maturities of long-term debt	12.5	25.3		29.1
Total current liabilities	332.4	339.9		321.1
Other long-term liabilities, less current maturities	53.9	61.2		48.2
Long-term debt, less current maturities	2,245.2	2,278.2		2,302.8
Accrued landfill retirement obligations, less current maturities	172.2	171.9		155.6
Deferred income taxes	162.7	169.9		247.6
Total liabilities	$ 2,966.4	$ 3,021.1		$ 3,075.3
Commitments and contingencies
Equity
Common stock: $.01 par value, 1,000 shares authorized, issued and outstanding	$ 0.0	$ 0.0		$ 0.0
Additional paid-in capital	1,099.6	1,105.0		1,109.5
Accumulated other comprehensive income	0.0	1.5		2.5	(2.2)	$ (3.2)
Accumulated deficit	(602.4)	(577.6)		(560.5)
Total stockholder's equity	497.2	528.9		551.5	$ 662.5	$ 721.3
Total liabilities and stockholder's equity	$ 3,463.6	$ 3,550.0		$ 3,626.8